Employee benefits - Schedule of main actuarial assumptions used (Details) - Defined-benefit plans	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Italy
Employee benefits
Salary increase rate		2.50%
Italy | Maximum
Employee benefits
Average duration of plan (years)	15 years 9 months 3 days	17 years 6 months 10 days
Discount rate	3.98%	3.41%
Inflation rate	2.18%	2.21%
Salary increase rate	2.50%
Italy | Minimum
Employee benefits
Average duration of plan (years)	15 years 6 months	7 years 9 months 18 days
Discount rate	2.36%	2.57%
Inflation rate	1.61%	1.84%
Salary increase rate	0.50%
Austria | Maximum
Employee benefits
Average duration of plan (years)	11 years 3 months 18 days	11 years
Discount rate	4.06%	3.45%
Salary increase rate	3.00%	3.00%
Austria | Minimum
Employee benefits
Average duration of plan (years)	8 years 3 months 18 days	7 years 4 months 24 days
Discount rate	3.88%	3.25%
Salary increase rate	1.70%	1.70%